Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Abstract]
Schedule of Changes in Accumulated Other Comprehensive Income (Loss)	Changes in the AOCI balances for the years ended December 31, 2023 and 2022 by component are shown in the following table:

(In millions)	Pension and Other Post- retirement Benefits (1)	Derivatives Designated as Hedges (1)	Foreign Currency Translation (1)	Total (1)
Balance as of January 1, 2021	$(161.4)	$(3.8)	$(54.7)	$(219.9)
Other comprehensive income (loss) before reclassification	10.1	4.3	3.1	17.5
Amounts reclassified from accumulated other comprehensive income	5.8	1.3	(2.1)	5.0

Balance as of December 31, 2021	$(145.5)	$1.8	$(53.7)	$(197.4)
Other comprehensive income (loss) before reclassification	8.5	14.7	(36.7)	(13.5)
Amounts reclassified from accumulated other comprehensive income	6.1	(1.7)	2.2	6.6

Balance as of December 31, 2022	$(130.9)	$14.8	$(88.2)	$(204.3)
Other comprehensive income (loss) before reclassification	(5.5)	2.4	17.0	13.9
Amounts reclassified from accumulated other comprehensive income	3.7	(8.0)	(1.1)	(5.4)

Balance as of December 31, 2023	$(132.7)	$9.2	$(72.3)	$(195.8)